Future Minimum Lease Income	12 Months Ended
Dec. 31, 2010
FUTURE MINIMUM LEASE INCOME [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
FUTURE MINIMUM LEASE INCOME

We lease the majority of our properties under noncancelable operating leases which provide for minimum base rentals plus, in some instances, contingent rentals based upon a percentage of the tenants’ gross receipts.

A summary of minimum future rentals to be received (exclusive of renewals, tenant reimbursements, and contingent rentals) under noncancelable operating leases in existence at December 31, 2010 is as follows (in thousands):

Years Ended December 31,	Minimum Future Rents
2011	$24,186
2012	20,036
2013	14,448
2014	9,972
2015	6,415
Thereafter	14,536
Total	$89,593